Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Derivative [Line Items]
Asset position	$ 1,600,000	$ 1,800,000	$ 5,645,000
Estimated net fair value of derivatives	(4,346,000)	(975,000)	5,645,000
Liability position	5,900,000	2,800,000
Derivative asset, collateral, Obligation to return cash, offset		1,090,000	5,500,000
Counter Party [Member]
Derivative [Line Items]
Derivative asset, collateral, Obligation to return cash, offset	3,900,000
Other Assets [Member]
Derivative [Line Items]
Number of interest rate derivative instruments held	3	3
Estimated net fair value of derivatives			5,645,000
Other Liabilities [Member]
Derivative [Line Items]
Number of interest rate derivative instruments held	7	4
Estimated net fair value of derivatives	(4,346,000)	(975,000)
Interest Rate Swaps [Member]
Derivative [Line Items]
Number of interest rate derivative instruments held	8
Estimated net fair value of derivatives	(5,749,000)	(2,714,000)	2,837,000
Interest Rate Swaps [Member] | Other Liabilities [Member]
Derivative [Line Items]
Estimated net fair value of derivatives	(5,749,000)	(2,714,000)
Interest Rate Caps [Member]
Derivative [Line Items]
Number of interest rate derivative instruments held	2
Estimated net fair value of derivatives	1,403,000	1,739,000	2,808,000
Interest Rate Caps [Member] | Other Liabilities [Member]
Derivative [Line Items]
Estimated net fair value of derivatives	$ 1,403,000	$ 1,739,000